COMMITMENTS AND CONTINGENCIES	12 Months Ended
Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

Service Agreement

Jupiter Gold had a contractual agreement with Brazil Minerals by which it used that company's infrastructure in Brazil, including office and some personnel time, for $2,500 monthly. This agreement was terminated effective April 1, 2017. All amounts under this agreement were paid as of December 31, 2017.

Commencing November 1, 2017, Jupiter Gold established a similar cost sharing arrangement with Brazil Minerals whereby it agreed to pay $1,250 per month for support services including facilities and personnel.

Loans

Jupiter Gold and MJL have, from time to time, received loans from Brazil Minerals and its subsidiaries. These loans, when made, bear no interest and are payable on demand.

Monthly Honorarium

MJL pays as honorarium to its administrator, Jupiter Gold's Chief Executive Officer, the minimum monthly salary as set annually by the Brazilian government. The minimum monthly salary was approximately $252 (or 998 Brazilian Reais) during 2019, $246 (or 954 Brazilian Reais) during 2018, and $283 (or 937 Brazilian Reais) during 2017.